Net Asset Value Per Share - Schedule of Fair Value Investments Estimated Using Net Asset Value Per Share (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 317,414,509	$ 288,820,275
Pooled Separate accounts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	129,371,994	113,292,226
Unfunded Commitment	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	Online or telephone notice	Written or telephone notice
Redemption Notice Period	1 day	1 day
Managed Income Portfolio II
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 34,396,638	$ 35,527,433
Unfunded Commitment	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	Online or telephone notice	Written or telephone notice
Redemption Notice Period	1 day	1 day
Victory Integrity Small/Mid-Cap Value Collective Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 12,562,710
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	Online or telephone notice
Redemption Notice Period	1 day
Western Asset Core Bond R3
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 11,641,617
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	Online or telephone notice
Redemption Notice Period	1 day
MFS International Equity Fund Class 3A
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 10,372,583
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	Online or telephone notice
Redemption Notice Period	1 day
Conestoga Small/Mid-Cap Growth CIF Class A
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 21,150,929
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	Online or telephone notice
Redemption Notice Period	1 day